Condensed Consolidated Balance Sheets (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 8,319,000	$ 3,929,000	$ 2,718,000
Restricted cash		0	175,000
Accounts receivable, net	3,718,000	3,428,000	2,191,000
Inventory	97,000	0
Prepaid expenses	278,000	329,000	401,000
Other current assets		0	85,000
Total current assets	12,412,000	7,686,000	5,570,000
Property and Equipment:
Leasehold improvements, furniture and equipment	1,731,000	1,516,000	1,399,000
Less: accumulated depreciation	581,000	403,000	76,000
Total property and equipment	1,150,000	1,113,000	1,323,000
Other Assets:
Trademarks and other intangibles, net	45,572,000	45,835,000	46,364,000
Goodwill	12,371,000	12,371,000	12,371,000
Deferred finance costs, net	390,000	450,000	591,000
Other assets	375,000	349,000	9,000
Total other assets	58,708,000	59,005,000	59,335,000
Total Assets	72,270,000	67,804,000	66,228,000
Liabilities and Stockholders' Equity
Accounts payable and accrued expenses	1,219,000	1,421,000	878,000
Deferred revenue, net of long-term portion	172,000	221,000	503,000
Other current liabilities	161,000	144,000	66,000
Current portion of installment debt obligation		0	44,000
Current portion of term loan	1,688,000	1,350,000	0
Total current liabilities	3,240,000	3,136,000	1,491,000
Long-Term Liabilities:
Term loan, net of short-term portion		11,229,000	12,344,000
Seller note		6,306,000	5,765,000
Long-term liabilities, less current portion	28,438,000	29,046,000	1,114,000
Contingent obligations - seller		11,466,000	17,765,000
Deferred tax liability	9,251,000	10,177,000	11,105,000
Deferred revenue, net of short-term portion	488,000	480,000	13,000
Other long-term liabilities, less current portion		45,000	13,000
Total long term liabilities	38,177,000	39,703,000	48,119,000
Total Liabilities	41,417,000	42,839,000	49,610,000
Commitments and contingencies
Stockholders' Equity:
Preferred stock, $.001 par value, 1,000,000 shares authorized, none issued and outstanding	0	0	0
Common stock	10,000	7,000	6,000
Paid-in capital	29,034,000	21,966,000	17,904,000
Retained earnings (deficit)	1,809,000	2,992,000	(1,292,000)
Total stockholders' equity	30,853,000	24,965,000	16,618,000
Total Liabilities and Stockholders' Equity	$ 72,270,000	$ 67,804,000	$ 66,228,000